UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5678

Smith Barney Principal Return Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                    PRINCIPAL
                                   RETURN FUND
                            SECURITY AND GROWTH FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | SEMI-ANNUAL REPORT | MAY 31, 2004

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    6

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statements of Changes in Net Assets .......................................   11

Notes to Financial Statements .............................................   12

Financial Highlights ......................................................   17

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

During the six months ended May 31, 2004, many broad U.S. stock market indexes posted strong gains although stocks began to tread water as the new year progressed. The economic environment was dominated by increasing signs of economic recovery, renewed job growth, and continued improvement in corporate earnings. However, optimism turned to uncertainty, as investors grew concerned about the growing threat of global terrorism, particularly after the March train bombings in Madrid.

The improving economy fueled concerns about the return of inflation and the likelihood that the Federal Reserve Bank ("Fed") soon will begin raising short-term interest rates, perhaps as early as this summer. It remains to be seen if equity markets will respond positively to the anticipated rising rate environment, a signal of economic vigor or if the markets will react negatively due to continued uncertainty about inflation, the situation in Iraq, terrorism, and the economic slowdown in China.

--------------------------------------------------------------------------------

                              PERFORMANCE SNAPSHOT
                               AS OF MAY 31, 2004
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
Fund                                                                     3.44%
--------------------------------------------------------------------------------
Russell 2000 Index                                                       4.53%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate Term Government Bond Index                  0.38%
--------------------------------------------------------------------------------
Lipper Balanced Target Maturity Funds Category Average                   0.58%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

--------------------------------------------------------------------------------


           1    Security and Growth Fund | 2004 Semi-Annual Report

The bond markets continued to suffer, as signs appeared that inflation could be increasing and interest rates may have bottomed. Returns on many major bond indexes essentially were flat during the six months through May.

In this environment, stocks generally continued to outpace bonds during the period, with large-capitalization stocks typically outperforming small- and mid-cap stocks. In the U.S., value stocks generally outperformed growth stocks.

So far this year, the economy overall has appeared to be growing at a pace similar to last year. The ongoing recovery has been broad-based, with strength in the consumer sector, exports, and business investments. Soaring corporate profit growth led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first several months of 2004.

Performance Review

Within this environment, the fund performed as follows: For the six months ended May 31, 2004, the Smith Barney Principal Return Fund - Security and Growth Fund, excluding sales charges, returned 3.44%. In comparison, the fund's unmanaged benchmarks, the Russell 2000 Index(i) returned 4.53%, and the Lehman Brothers Intermediate Term Government Bond Index(ii) returned 0.38%, over the same period. The fund outperformed the fund's Lipper(1) balanced target maturity funds category average, which returned 0.58%.

Explanation of Performance

Two key factors contributed to the fund's underperfomance during the period as compared with the Russell 2000 Index. The fund maintained a greater emphasis than the index to the information technology and basic materials sectors, which were especially hard hit by the general pull-back in equity prices that occurred during the spring. The basic materials area endured a sell-off we believe was due largely to investors' concerns about a possible slowdown in the Chinese economy, which could reduce global demand for natural resources and other raw materials. Technology stocks came under fire due to concerns about their relative valuations.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2004, calculated among the 78 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


           2    Security and Growth Fund | 2004 Semi-Annual Report

In addition, the fund on average held a sizable portion of its assets in short-term, zero-coupon bonds and in cash, pursuant to its stated investment program. These large bond and cash holdings, on balance, inhibited performance versus the Russell 2000 Index especially when equity prices were rallying earlier in the period. As of May 31, 2004, the fund continued to hold a sizable portion of its assets in both zero-coupon bonds and cash. The fund is required to hold a sufficient amount of zero-coupon U.S. Treasury Securities to provide a return of the shareholders' original investment (including sales charges) by the fund's maturity date at August 31, 2005.

In terms of individual holdings, the largest contributors to performance included: Allegheny Technologies Inc., a diversified producer of specialty materials; Motorola Inc., a provider of wireless, broadband and automotive communications technologies, and embedded electronic products; and IKON Office Solutions Inc., an integrator of imaging systems and services that help businesses manage document workflow and increase efficiency. The largest detractors from performance included holdings in Unisys Corp., a worldwide information technology services and solutions company; Micromuse Inc., a software provider, and Nokia Corp., a mobile communications company.

At the close of the period, the fund continued to hold shares of all the securities mentioned above except Unisys and IKON Office Solutions. We continue to believe that Micromuse is an attractive holding at its current price.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain


           3    Security and Growth Fund | 2004 Semi-Annual Report
advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004


           4    Security and Growth Fund | 2004 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: United States Treasury Strips, due 8/15/05 (38.10%), Allegheny Technologies Inc. (3.60%), Motorola Inc. (2.85%), Solectron Corp. (2.67%), Carnival Corp. (2.56%), Radian Group Inc. (2.21%), Time Warner Inc. New (2.04%), Engelhard Corp. (1.92%), Hasbro Inc. (1.91%), Georgia-Pacific Corp. (1.72%). Please refer to pages 6 through 8 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of May 31, 2004 were: Information Technology (21.01%); Materials (9.27%); Consumer Discretionary (8.28%); Financials (6.15%); Industrials (5.11%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

While the zero-coupon component of the fund is designed to return to shareholders their initial investment (including sales charges) at August 31, 2005, the ("Maturity Date"), the fund's net asset value per share can fluctuate substantially prior to the Maturity Date. If you sell your shares prior to the Maturity Date, you may receive less than your initial investment in the fund. Due to the nature of the fund's portfolio, the fund has risks associated with both equity and fixed-income investments. Investors could lose money in the fund or the fund's performance could fall below other possible investments if:

      o     The U.S. stock market declines

      o The market favors value or large-capitalization stocks over growth stocks or small-to-medium capitalization stocks

      o An adverse event, such as an unfavorable earnings report about a company in the fund's portfolio, depresses the value of the company's stock

      o The manager's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect

The fund's zero-coupon securities are also susceptible to certain risks prior to maturity, including:

      o If interest rates go up, the market value of zero-coupon securities will go down

      o Volatile market prices when compared to securities that pay interest periodically

      o Greater sensitivity to changes in interest rates when compared to non-zero-coupon securities having similar maturities and yields.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(ii) The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities.


           5    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2004
================================================================================

   SHARES                            SECURITY                                      VALUE
===========================================================================================
COMMON STOCK -- 55.1%

CONSUMER DISCRETIONARY -- 8.2%
Hotels, Restaurants and Leisure -- 2.5%
      50,000    Carnival Corp.                                                  $ 2,130,500
-------------------------------------------------------------------------------------------
Internet and Catalog Retail -- 0.2%
       5,500    InterActiveCorp+                                                    171,930
-------------------------------------------------------------------------------------------
Leisure Equipment and Products -- 1.9%
      81,000    Hasbro, Inc.                                                      1,592,460
-------------------------------------------------------------------------------------------
Media -- 3.6%
     118,600    Liberty Media Corp., Series A Shares+                             1,302,228
     100,000    Time Warner Inc.+                                                 1,704,000
-------------------------------------------------------------------------------------------
                                                                                  3,006,228
-------------------------------------------------------------------------------------------
                TOTAL CONSUMER DISCRETIONARY                                      6,901,118
===========================================================================================
ENERGY -- 0.9%
Oil and Gas -- 0.9%
      12,200    Murphy Oil Corp.                                                    796,172
-------------------------------------------------------------------------------------------
FINANCIALS -- 6.1%
Banks -- 1.3%
     120,000    Mitsubishi Tokyo Financial Group, Inc., Sponsored ADR*            1,046,400
-------------------------------------------------------------------------------------------
Insurance -- 4.8%
       9,000    Ambac Financial Group, Inc.                                         622,350
      70,700    CNA Surety Corp.+                                                   735,280
      75,000    The Phoenix Cos., Inc.*                                             878,250
      40,000    Radian Group Inc.                                                 1,840,000
-------------------------------------------------------------------------------------------
                                                                                  4,075,880
-------------------------------------------------------------------------------------------
                TOTAL FINANCIALS                                                  5,122,280
===========================================================================================
HEALTH CARE -- 3.4%
Biotechnology -- 1.6%
     110,000    Aphton Corp.+                                                       496,100
      50,000    Enzo Biochem, Inc.+*                                                668,000
      50,000    Neurobiological Technologies, Inc.+*                                200,000
-------------------------------------------------------------------------------------------
                                                                                  1,364,100
-------------------------------------------------------------------------------------------
Health Care Providers and Services -- 0.5%
      85,200    United American Healthcare Corp.+                                   389,534
-------------------------------------------------------------------------------------------
Pharmaceuticals -- 1.3%
      89,700    Bentley Pharmaceuticals, Inc.+*                                   1,130,220
-------------------------------------------------------------------------------------------
                TOTAL HEALTH CARE                                                 2,883,854
===========================================================================================
INDUSTRIALS -- 5.0%
Aerospace and Defense -- 1.3%
     100,000    GenCorp Inc.*                                                     1,136,000
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           6    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

   SHARES                            SECURITY                                      VALUE
===========================================================================================
Commercial Services and Supplies -- 1.7%
     100,000    ActivCard Corp.+                                                $   639,000
      31,300    Sabre Holdings Corp., Class A Shares                                798,150
-------------------------------------------------------------------------------------------
                                                                                  1,437,150
-------------------------------------------------------------------------------------------
Machinery -- 2.0%
      15,300    Caterpillar Inc.                                                  1,152,855
     189,000    Flow International Corp.+                                           529,200
-------------------------------------------------------------------------------------------
                                                                                  1,682,055
-------------------------------------------------------------------------------------------
                TOTAL INDUSTRIALS                                                 4,255,205
===========================================================================================
INFORMATION TECHNOLOGY -- 20.8%
Communications Equipment -- 5.9%
     378,800    Lucent Technologies Inc.+*                                        1,352,316
     120,000    Motorola, Inc.                                                    2,372,400
      90,000    Nokia Oyj, Sponsored ADR                                          1,236,600
-------------------------------------------------------------------------------------------
                                                                                  4,961,316
-------------------------------------------------------------------------------------------
Computers and Peripherals -- 0.0%
       1,000    Socket Communications, Inc.+*                                         2,641
-------------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 6.8%
      47,300    Agilent Technologies, Inc.+                                       1,215,610
     100,000    Lexar Media, Inc.+*                                                 946,000
      85,100    Maxwell Technologies, Inc.+*                                      1,352,239
     405,100    Solectron Corp.+                                                  2,228,050
-------------------------------------------------------------------------------------------
                                                                                  5,741,899
-------------------------------------------------------------------------------------------
Internet Software and Services -- 2.6%
     100,000    MarketWatch.com, Inc.+                                            1,138,000
     176,400    RealNetworks, Inc.+*                                              1,060,164
-------------------------------------------------------------------------------------------
                                                                                  2,198,164
-------------------------------------------------------------------------------------------
IT Consulting and Services -- 0.9%
      28,300    SunGard Data Systems Inc.+                                          784,193
-------------------------------------------------------------------------------------------
Software -- 4.6%
     200,000    Actuate Corp.+                                                      748,000
     600,000    International Microcomputer Software, Inc.+                         780,000
     123,300    Micromuse Inc.+                                                     729,936
      44,200    Microsoft Corp.                                                   1,164,670
     100,000    Persistence Software, Inc.+*                                        400,000
-------------------------------------------------------------------------------------------
                                                                                  3,822,606
-------------------------------------------------------------------------------------------
                TOTAL INFORMATION TECHNOLOGY                                     17,510,819
===========================================================================================
MATERIALS -- 9.2%
Chemicals -- 1.9%
      52,900    Engelhard Corp.                                                   1,601,283
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


           7    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

   SHARES                            SECURITY                                      VALUE
===========================================================================================
Metals and Mining -- 5.6%
     250,000    Allegheny Technologies, Inc.                                    $ 3,002,500
      75,400    RTI International Metals, Inc.+                                   1,094,054
      11,100    United States Steel Corp.                                           336,996
      45,000    WGI Heavy Minerals, Inc.+                                           255,177
-------------------------------------------------------------------------------------------
                                                                                  4,688,727
-------------------------------------------------------------------------------------------
Paper and Forest Products -- 1.7%
      40,000    Georgia-Pacific Corp.                                             1,432,800
-------------------------------------------------------------------------------------------
                TOTAL MATERIALS                                                   7,722,810
===========================================================================================
UTILITIES -- 1.5%
Electric Utilities -- 0.1%
      23,500    Calpine Corp.+*                                                      89,065
-------------------------------------------------------------------------------------------
Multi-Utilities -- 1.4%
     100,000    The Williams Cos., Inc.                                           1,191,000
-------------------------------------------------------------------------------------------
                TOTAL UTILITIES                                                   1,280,065
===========================================================================================
                TOTAL COMMON STOCK
                (Cost -- $37,431,634)                                            46,472,323
===========================================================================================

    FACE
   AMOUNT                            SECURITY                                      VALUE
===========================================================================================
U.S. TREASURY STRIPS -- 37.7%
$ 32,500,000    United States Treasury Strip, due 8/15/05
                (Cost -- $29,790,148)                                            31,752,305
===========================================================================================
REPURCHASE AGREEMENT -- 7.2%
   6,077,000    UBS Securities LLC dated 5/28/04, 0.970% due 6/1/04;
                  Proceeds at maturity -- $6,077,655; (Fully collateralized
                  by U.S. Treasury Bills, due 9/23/04 to 11/18/04; Market
                  value -- $6,198,541) (Cost -- $6,077,000)                       6,077,000
===========================================================================================
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $73,298,782**)                                         $84,301,628
===========================================================================================
LOANED SECURITIES COLLATERAL
   7,868,622    State Street Navigator Securities Lending Trust Prime Portfolio
                (Cost -- $7,868,622)                                            $ 7,868,622
===========================================================================================

+     Non-income producing security.
*     All or a portion of this security is on loan (See Note 5).
**    Aggregate cost for Federal income tax purposes is substantially the same.

      Abbreviation used in this schedule:
      -----------------------------------
      ADR -- American Depositary Receipt

                       See Notes to Financial Statements.


           8    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2004
================================================================================

ASSETS:
    Investments, at value (Cost -- $73,298,782)                            $84,301,628
    Loaned securities collateral, at value (Cost -- $7,868,622) (Note 5)     7,868,622
    Cash                                                                           289
    Dividends and interest receivable                                           21,948
--------------------------------------------------------------------------------------
    Total Assets                                                            92,192,487
--------------------------------------------------------------------------------------
LIABILITIES:
    Payable for loaned securities collateral (Note 5)                        7,868,622
    Payable for securities purchased                                           830,233
    Payable for Fund shares reacquired                                          62,936
    Management fee payable                                                      34,735
    Service plan fee payable                                                     6,176
    Accrued expenses                                                            39,657
--------------------------------------------------------------------------------------
    Total Liabilities                                                        8,842,359
--------------------------------------------------------------------------------------
Total Net Assets                                                           $83,350,128
======================================================================================
NET ASSETS:
    Par value of shares of beneficial interest                             $     8,099
    Capital paid in excess of par value                                     67,939,761
    Undistributed net investment income                                        854,267
    Accumulated net realized gain from investment transactions               3,545,155
    Net unrealized appreciation of investments                              11,002,846
--------------------------------------------------------------------------------------
Total Net Assets                                                           $83,350,128
======================================================================================
Shares Outstanding                                                           8,099,182
--------------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                     $     10.29
======================================================================================

                       See Notes to Financial Statements.


           9    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
    Interest (Note 5)                                                                $  1,151,626
    Dividends                                                                             165,976
    Less: Foreign withholding tax                                                          (5,291)
--------------------------------------------------------------------------------------------------
    Total Investment Income                                                             1,312,311
--------------------------------------------------------------------------------------------------
EXPENSES:
    Management fee (Note 2)                                                               217,891
    Service plan fee (Note 2)                                                             108,945
    Transfer agency services                                                               55,930
    Audit and legal                                                                        33,474
    Shareholder communications                                                             14,031
    Trustees' fees                                                                         10,540
    Custody                                                                                 8,279
    Other                                                                                   2,988
--------------------------------------------------------------------------------------------------
    Total Expenses                                                                        452,078
--------------------------------------------------------------------------------------------------
Net Investment Income                                                                     860,233
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
    Realized Gain From Investment Transactions (excluding short-term investments):
      Proceeds from sales                                                              23,896,251
      Cost of securities sold                                                          18,346,477
--------------------------------------------------------------------------------------------------
    Net Realized Gain                                                                   5,549,774
--------------------------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                                              14,382,815
      End of period                                                                    11,002,846
--------------------------------------------------------------------------------------------------
    Decrease in Net Unrealized Appreciation                                            (3,379,969)
--------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                 2,169,805
--------------------------------------------------------------------------------------------------
Increase in Net Assets from Operations                                               $  3,030,038
==================================================================================================

                       See Notes to Financial Statements.


           10    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                           2004            2003
====================================================================================
OPERATIONS:
  Net investment income                                $    860,233    $  1,965,601
  Net realized gain                                       5,549,774       6,111,500
  Increase (decrease) in net unrealized appreciation     (3,379,969)      9,019,329
------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  3,030,038      17,096,430
------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                  (1,825,257)     (2,355,679)
------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (1,825,257)     (2,355,679)
------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net asset value of shares issued
    for reinvestment of dividends                         1,070,500       2,268,579
  Cost of shares reacquired                              (4,741,991)     (8,404,381)
------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                              (3,671,491)     (6,135,802)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                        (2,466,710)      8,604,949

NET ASSETS:
  Beginning of period                                    85,816,838      77,211,889
------------------------------------------------------------------------------------
  End of period*                                       $ 83,350,128    $ 85,816,838
====================================================================================
* Includes undistributed net investment income of:     $    854,267    $  1,819,291
====================================================================================

                       See Notes to Financial Statements.


           11    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Security and Growth Fund ("Fund"), a separate investment fund of the Smith Barney Principal Return Fund ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"):(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital


           12    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

gains, if any, at least annually; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), through its Davis Skaggs Investment Management division, acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $48,834 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

Pursuant to a Shareholder Service Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.25% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

For the six months ended May 31, 2004, CGM and its affiliates received brokerage commissions of $2,555.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.


           13    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                            $16,604,866
--------------------------------------------------------------------------------
Sales                                                                 23,896,251
================================================================================

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $ 13,085,267
Gross unrealized depreciation                                        (2,082,421)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 11,002,846
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.


           14    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

At May 31, 2004, the Fund loaned securities having a market value of $7,603,695. The Fund received cash collateral amounting to $7,868,622 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended May 31, 2004 was $9,122.

6. Shares of Beneficial Interest

At May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                        Six Months Ended          Year Ended
                                          May 31, 2004         November 30, 2003
================================================================================
Shares issued on reinvestment                103,723                287,163
Shares reacquired                           (450,925)              (963,827)
--------------------------------------------------------------------------------
Net Decrease                                (347,202)              (676,664)
================================================================================

7. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in dis-


           15    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

cussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

8. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advsiers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorney's fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


           16    Security and Growth Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

                                            2004(1)        2003         2002         2001         2000         1999
======================================================================================================================
Net Asset Value,
  Beginning of Period                     $  10.16       $   8.46     $  10.24     $   9.92     $   9.56     $   8.73
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.11           0.23         0.24         0.27         0.30         0.36
  Net realized and unrealized
    gain (loss)                               0.24           1.73        (1.46)        0.68         3.85         0.78
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.35           1.96        (1.22)        0.95         4.15         1.14
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.22)         (0.26)       (0.24)       (0.29)       (0.39)       (0.31)
  Net realized gains                            --             --        (0.32)       (0.34)       (3.40)          --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.22)         (0.26)       (0.56)       (0.63)       (3.79)       (0.31)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $  10.29       $  10.16     $   8.46     $  10.24     $   9.92     $   9.56
----------------------------------------------------------------------------------------------------------------------
Total Return                                  3.44%++       24.06%      (12.59)%       9.60%       43.74%       13.47%
----------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)                $     83       $     86     $     77     $    100     $    102     $     89
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.04%+         1.00%        1.00%        0.97%        0.96%        0.92%
  Net investment income                       1.97+          2.54         2.53         2.49         2.91         3.23
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         20%            34%          27%          54%          55%          31%
======================================================================================================================

(1)   For the six months ended May 31, 2004 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


           17    Security and Growth Fund | 2004 Semi-Annual Report

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

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

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
SECURITY AND
GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES

Paul R. Ades
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank Hubbard
Jerome H. Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President,
Chief Administrative Officer,
Chief Financial Officer
and Treasurer*

John G. Goode
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank
  and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

*Chief Financial Officer and Treasurer as of July 15, 2004.

--------------------------------------------------------------------------------
Smith Barney Principal Return Fund
--------------------------------------------------------------------------------

Security and Growth Fund

The Fund is a separate investment fund of the Smith Barney Principal Return Fund, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund.

SECURITY AND GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0951 7/04                                                              04-6879

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Principal Return Fund


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Principal Return Fund

Date: August 5, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Principal Return Fund

Date: August 5, 2004

By:   /s/ Andrew B. Shoup
      (Andrew B. Shoup)
      Chief Financial Officer of
      Smith Barney Principal Return Fund

Date: August 5, 2004